Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Asset Trust
Entity Central Index Key	0001018593
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000181160 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Grade Municipal Bond Fund
Class Name	Class A
Trading Symbol	SFLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class A / SFLTX	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocation to the transportation sector along with underweights in state general obligation bonds (GO), education, and local GO, contributed to performance relative to the Bloomberg Municipal Bond Index (the Index) for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing, along with overweighs to special tax, leasing, and water/sewer detracted from performance. Security selection in power, special tax, local GO, leasing, housing, and education contributed to performance, while security selection in water/sewer, health care, state GO, transportation, and IDR detracted. The biggest contributors to performance during the 12-month period were holdings of Pennsylvania Turnpike, Energy Northwest, Portland Airport, and Jacksonville Special Tax. The biggest detractors from performance during the period were Ascension Health, Maryland Stadium Authority, Miami Seaport, and New Jersey Turnpike Authority. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with shorter-term bonds outperforming longer-term bonds	Negative	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the Fed) would start cutting interest rates. Following this, the 1-year and 3-year were the best performing parts of the yield curve. The Fund was underweight both maturities versus the Index, and performance was negatively impacted.

Weak performance in water/sewer sector	Negative	As investors gravitated to higher risk and lower-rated securities, the water/sewer sector underperformed, delivering the second lowest return among revenue sectors. The Fund was overweight this sector during the year, and performance was negatively impacted.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund was overweight BBB-rated securities versus the Index and benefitted from spread tightening.

Strong performance in power credits	Positive	While the power sector was a mid-level performer, the Fund benefited from strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at NAV(1)	(0.07)%	0.83%	2.10%
Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at POP(2),(3)	(2.82)%	0.27%	1.81%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 26,056,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 18,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$26,056
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$18
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181161 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Grade Municipal Bond Fund
Class Name	Class I
Trading Symbol	SCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class I / SCFTX	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocation to the transportation sector along with underweights in state general obligation bonds (GO), education, and local GO, contributed to performance relative to the Bloomberg Municipal Bond Index (the Index) for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing, along with overweighs to special tax, leasing, and water/sewer detracted from performance. Security selection in power, special tax, local GO, leasing, housing, and education contributed to performance, while security selection in water/sewer, health care, state GO, transportation, and IDR detracted. The biggest contributors to performance during the 12-month period were holdings of Pennsylvania Turnpike, Energy Northwest, Portland Airport, and Jacksonville Special Tax. The biggest detractors from performance during the period were Ascension Health, Maryland Stadium Authority, Miami Seaport, and New Jersey Turnpike Authority. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with shorter-term bonds outperforming longer-term bonds	Negative	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the Fed) would start cutting interest rates. Following this, the 1-year and 3-year were the best performing parts of the yield curve. The Fund was underweight both maturities versus the Index, and performance was negatively impacted.

Weak performance in water/sewer sector	Negative	As investors gravitated to higher risk and lower-rated securities, the water/sewer sector underperformed, delivering the second lowest return among revenue sectors. The Fund was overweight this sector during the year, and performance was negatively impacted.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund was overweight BBB-rated securities versus the Index and benefitted from spread tightening.

Strong performance in power credits	Positive	While the power sector was a mid-level performer, the Fund benefited from strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix High Grade Municipal Bond Fund (Class I/SCFTX) at NAV(1)	0.16%	0.98%	2.25%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 26,056,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 18,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$26,056
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$18
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181168 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class A
Trading Symbol	HYPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class A / HYPSX	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the benchmark, the ICE BofA U.S. High Yield BB-B Constrained Index (the Index), for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance, overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included technology, metals & mining, and building construction. Top industry detractors from relative performance included media non-cable, health care/pharmaceuticals, and telecommunications. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	While overall positive, the Fund’s underweights to the best-performing ratings groups, CCC-rated and distressed credits, limited performance versus the Index.
Security selection	Positive	Successful security selection in metals & mining, technology, and building construction offset negative security selection in media non-cable, telecommunications, health care/pharmaceuticals. While there were several low quality/distressed companies in the fiber optic space that did well, the Fund’s overall security selection helped performance relative to the Index.

Industry selection	Neutral	An overweight to cable satellite and an underweight to health care/pharmaceuticals were slight drags on performance, although these were offset by overweights to financials and energy.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix High Yield Fund (Class A/HYPSX) at NAV(1)	6.85%	4.14%	4.48%
Virtus Seix High Yield Fund (Class A/HYPSX) at POP(2),(3)	2.84%	3.34%	4.08%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA U.S. High Yield BB-B Constrained Index	6.84%	3.64%	4.87%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 426,144,000
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 1,032,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$426,144
Total number of portfolio holdings	252
Total advisory fee paid (‘000s)	$1,032
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		91%
Financials	26%
Consumer Discretionary	15%
Industrials	11%
Energy	10%
Communication Services	9%
Materials	9%
Information Technology	4%
All other Corporate Bonds and Notes	7%
Affiliated Exchange-Traded Fund		3%
Leveraged Loans		2%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181169 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class I
Trading Symbol	SAMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class I / SAMHX	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the benchmark, the ICE BofA U.S. High Yield BB-B Constrained Index (the Index), for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance, overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included technology, metals & mining, and building construction. Top industry detractors from relative performance included media non-cable, health care/pharmaceuticals, and telecommunications. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	While overall positive, the Fund’s underweights to the best-performing ratings groups, CCC-rated and distressed credits, limited performance versus the Index.
Security selection	Positive	Successful security selection in metals & mining, technology, and building construction offset negative security selection in media non-cable, telecommunications, health care/pharmaceuticals. While there were several low quality/distressed companies in the fiber optic space that did well, the Fund’s overall security selection helped performance relative to the Index.

Industry selection	Neutral	An overweight to cable satellite and an underweight to health care/pharmaceuticals were slight drags on performance, although these were offset by overweights to financials and energy.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix High Yield Fund (Class I/SAMHX) at NAV(1)	7.04%	4.30%	4.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA U.S. High Yield BB-B Constrained Index	6.84%	3.64%	4.87%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 426,144,000
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 1,032,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$426,144
Total number of portfolio holdings	252
Total advisory fee paid (‘000s)	$1,032
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		91%
Financials	26%
Consumer Discretionary	15%
Industrials	11%
Energy	10%
Communication Services	9%
Materials	9%
Information Technology	4%
All other Corporate Bonds and Notes	7%
Affiliated Exchange-Traded Fund		3%
Leveraged Loans		2%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181170 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield Fund
Class Name	Class R6
Trading Symbol	HYIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class R6 / HYIZX	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the benchmark, the ICE BofA U.S. High Yield BB-B Constrained Index (the Index), for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance, overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included technology, metals & mining, and building construction. Top industry detractors from relative performance included media non-cable, health care/pharmaceuticals, and telecommunications. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	While overall positive, the Fund’s underweights to the best-performing ratings groups, CCC-rated and distressed credits, limited performance versus the Index.
Security selection	Positive	Successful security selection in metals & mining, technology, and building construction offset negative security selection in media non-cable, telecommunications, health care/pharmaceuticals. While there were several low quality/distressed companies in the fiber optic space that did well, the Fund’s overall security selection helped performance relative to the Index.

Industry selection	Neutral	An overweight to cable satellite and an underweight to health care/pharmaceuticals were slight drags on performance, although these were offset by overweights to financials and energy.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Seix High Yield Fund (Class R6/HYIZX) at NAV(1)	7.29%	4.45%	5.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	0.86%
ICE BofA U.S. High Yield BB-B Constrained Index	6.84%	3.64%	4.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 426,144,000
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 1,032,000
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$426,144
Total number of portfolio holdings	252
Total advisory fee paid (‘000s)	$1,032
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		91%
Financials	26%
Consumer Discretionary	15%
Industrials	11%
Energy	10%
Communication Services	9%
Materials	9%
Information Technology	4%
All other Corporate Bonds and Notes	7%
Affiliated Exchange-Traded Fund		3%
Leveraged Loans		2%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000203236 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class A
Trading Symbol	SSAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class A / SSAGX	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills continued to offer attractive returns for most of 2024. With the Federal Reserve (the Fed) cutting short-term interest rates by 1.00% over the second half of 2024, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index, was the largest contributor to Fund returns as the higher yields of these securities provided additional income and price appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short duration agency securitized assets (out-of-Index) was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

Asset-backed sector allocation decision	Negative	Although holding agency securitized assets aided performance as a whole, the Fund’s positions in certain asset-backed securities (ABS) detracted from relative performance, as other securitized asset classes outperformed ABS over the course of the year.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (July 24, 2018) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class A/SSAGX) at NAV(1)	5.62%	1.98%	1.99%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.31%
Bloomberg U.S. Treasury Bill 3-6 Month Index	5.33%	2.52%	2.48%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jul. 24, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Feb. 23, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 350,303,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 51,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,303
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$51
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		94%
Agency	94%
U.S. Government Securities		6%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective February 23, 2024, a new expense limitation of 0.65% went into effect for Class A shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Expenses [Text Block]	Effective February 23, 2024, a new expense limitation of 0.65% went into effect for Class A shares.
Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181192 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class I
Trading Symbol	SIGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class I / SIGVX	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills continued to offer attractive returns for most of 2024. With the Federal Reserve (the Fed) cutting short-term interest rates by 1.00% over the second half of 2024, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index, was the largest contributor to Fund returns as the higher yields of these securities provided additional income and price appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short duration agency securitized assets (out-of-Index) was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

Asset-backed sector allocation decision	Negative	Although holding agency securitized assets aided performance as a whole, the Fund’s positions in certain asset-backed securities (ABS) detracted from relative performance, as other securitized asset classes outperformed ABS over the course of the year.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class I/SIGVX) at NAV(1)	5.77%	2.22%	1.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Treasury Bill 3-6 Month Index	5.33%	2.52%	1.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Feb. 23, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 350,303,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 51,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,303
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$51
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		94%
Agency	94%
U.S. Government Securities		6%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective February 23, 2024, a new expense limitation of 0.40% went into effect for Class I shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Expenses [Text Block]	Effective February 23, 2024, a new expense limitation of 0.40% went into effect for Class I shares.
Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181193 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class Name	Class R6
Trading Symbol	SIGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class R6 / SIGZX	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills continued to offer attractive returns for most of 2024. With the Federal Reserve (the Fed) cutting short-term interest rates by 1.00% over the second half of 2024, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index, was the largest contributor to Fund returns as the higher yields of these securities provided additional income and price appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short duration agency securitized assets (out-of-Index) was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

Asset-backed sector allocation decision	Negative	Although holding agency securitized assets aided performance as a whole, the Fund’s positions in certain asset-backed securities (ABS) detracted from relative performance, as other securitized asset classes outperformed ABS over the course of the year.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class R6/SIGZX) at NAV(1)	6.03%	2.39%	2.15%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	0.86%
Bloomberg U.S. Treasury Bill 3-6 Month Index	5.33%	2.52%	2.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 350,303,000
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 51,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,303
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$51
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities		94%
Agency	94%
U.S. Government Securities		6%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181247 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class A
Trading Symbol	SFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class A / SFRAX	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
A focus on high quality issues led to a solid return for the Fund for the 12-month period. However, an underweight to single-B-rated issues, an overweight to BB-rated issues, and unexpected events involving specific issues in the first quarter of 2024 led the Fund to slightly underperform its style-specific benchmark, the S&P UBS Leveraged Loan Index (the Index). Single-Bs took center stage with an impressive 9.60% total return for the year, followed by BBs with a strong 9.00% performance, followed by CCCs at 8.20%. Issue selection in health care, telecommunications, and diversified media detracted from Fund performance. This was partially offset by positive selection in information technology, food/tobacco, and financials. The top individual contributors to performance for the 12-month period were Team Health, Summit Midstream, and Lumen Technologies. The largest individual detractors were Physician Partners, Heubach, and Lasership. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Slightly negative	While overall positive, the Fund’s underweight to the best-performing ratings group, single-Bs, hindered performance versus the Index.
Security selection	Negative	Unforeseen events in the first quarter involving three specific issuers led to underperformance for the full year 2024. However, once those events were behind the issuers, their performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s overall industry allocation decisions, which included being overweight in industries including cable/wireless video and energy, and underweight in industries including food/tobacco and services, made a positive contribution to performance in 2024.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at NAV(1)	8.22%	4.66%	4.19%
Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at POP(2),(3)	5.25%	4.08%	3.90%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
S&P UBS Leveraged Loan Index	9.05%	5.73%	5.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,429,040,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 4,677,000
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,429,040
Total number of portfolio holdings	315
Total advisory fee paid (‘000s)	$4,677
Portfolio turnover rate as of the end of the reporting period	110%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		93%
Information Technology	12%
Financials	12%
Service	7%
Chemicals	6%
Aerospace	6%
Media / Telecom - Telecommunications	6%
Energy	6%
All other Leveraged Loans	38%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Securities		1%
Other (includes short-term investment)		1%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181248 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class C
Trading Symbol	SFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class C / SFRCX	$160	1.54%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
A focus on high quality issues led to a solid return for the Fund for the 12-month period. However, an underweight to single-B-rated issues, an overweight to BB-rated issues, and unexpected events involving specific issues in the first quarter of 2024 led the Fund to slightly underperform its style-specific benchmark, the S&P UBS Leveraged Loan Index (the Index). Single-Bs took center stage with an impressive 9.60% total return for the year, followed by BBs with a strong 9.00% performance, followed by CCCs at 8.20%. Issue selection in health care, telecommunications, and diversified media detracted from Fund performance. This was partially offset by positive selection in information technology, food/tobacco, and financials. The top individual contributors to performance for the 12-month period were Team Health, Summit Midstream, and Lumen Technologies. The largest individual detractors were Physician Partners, Heubach, and Lasership. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Slightly negative	While overall positive, the Fund’s underweight to the best-performing ratings group, single-Bs, hindered performance versus the Index.
Security selection	Negative	Unforeseen events in the first quarter involving three specific issuers led to underperformance for the full year 2024. However, once those events were behind the issuers, their performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s overall industry allocation decisions, which included being overweight in industries including cable/wireless video and energy, and underweight in industries including food/tobacco and services, made a positive contribution to performance in 2024.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class C/SFRCX) at NAV(1)and with CDSC(2)	7.60%	4.06%	3.59%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
S&P UBS Leveraged Loan Index	9.05%	5.73%	5.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,429,040,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 4,677,000
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,429,040
Total number of portfolio holdings	315
Total advisory fee paid (‘000s)	$4,677
Portfolio turnover rate as of the end of the reporting period	110%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		93%
Information Technology	12%
Financials	12%
Service	7%
Chemicals	6%
Aerospace	6%
Media / Telecom - Telecommunications	6%
Energy	6%
All other Leveraged Loans	38%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Securities		1%
Other (includes short-term investment)		1%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181249 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class I
Trading Symbol	SAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class I / SAMBX	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
A focus on high quality issues led to a solid return for the Fund for the 12-month period. However, an underweight to single-B-rated issues, an overweight to BB-rated issues, and unexpected events involving specific issues in the first quarter of 2024 led the Fund to slightly underperform its style-specific benchmark, the S&P UBS Leveraged Loan Index (the Index). Single-Bs took center stage with an impressive 9.60% total return for the year, followed by BBs with a strong 9.00% performance, followed by CCCs at 8.20%. Issue selection in health care, telecommunications, and diversified media detracted from Fund performance. This was partially offset by positive selection in information technology, food/tobacco, and financials. The top individual contributors to performance for the 12-month period were Team Health, Summit Midstream, and Lumen Technologies. The largest individual detractors were Physician Partners, Heubach, and Lasership. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Slightly negative	While overall positive, the Fund’s underweight to the best-performing ratings group, single-Bs, hindered performance versus the Index.
Security selection	Negative	Unforeseen events in the first quarter involving three specific issuers led to underperformance for the full year 2024. However, once those events were behind the issuers, their performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s overall industry allocation decisions, which included being overweight in industries including cable/wireless video and energy, and underweight in industries including food/tobacco and services, made a positive contribution to performance in 2024.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class I/SAMBX) at NAV(1)	8.57%	4.99%	4.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
S&P UBS Leveraged Loan Index	9.05%	5.73%	5.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,429,040,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 4,677,000
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,429,040
Total number of portfolio holdings	315
Total advisory fee paid (‘000s)	$4,677
Portfolio turnover rate as of the end of the reporting period	110%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		93%
Information Technology	12%
Financials	12%
Service	7%
Chemicals	6%
Aerospace	6%
Media / Telecom - Telecommunications	6%
Energy	6%
All other Leveraged Loans	38%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Securities		1%
Other (includes short-term investment)		1%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181250 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Floating Rate High Income Fund
Class Name	Class R6
Trading Symbol	SFRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class R6 / SFRZX	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
A focus on high quality issues led to a solid return for the Fund for the 12-month period. However, an underweight to single-B-rated issues, an overweight to BB-rated issues, and unexpected events involving specific issues in the first quarter of 2024 led the Fund to slightly underperform its style-specific benchmark, the S&P UBS Leveraged Loan Index (the Index). Single-Bs took center stage with an impressive 9.60% total return for the year, followed by BBs with a strong 9.00% performance, followed by CCCs at 8.20%. Issue selection in health care, telecommunications, and diversified media detracted from Fund performance. This was partially offset by positive selection in information technology, food/tobacco, and financials. The top individual contributors to performance for the 12-month period were Team Health, Summit Midstream, and Lumen Technologies. The largest individual detractors were Physician Partners, Heubach, and Lasership. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Slightly negative	While overall positive, the Fund’s underweight to the best-performing ratings group, single-Bs, hindered performance versus the Index.
Security selection	Negative	Unforeseen events in the first quarter involving three specific issuers led to underperformance for the full year 2024. However, once those events were behind the issuers, their performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s overall industry allocation decisions, which included being overweight in industries including cable/wireless video and energy, and underweight in industries including food/tobacco and services, made a positive contribution to performance in 2024.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Seix Floating Rate High Income Fund (Class R6/SFRZX) at NAV(1)	8.82%	5.13%	4.64%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.15%
S&P UBS Leveraged Loan Index	9.05%	5.73%	5.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,429,040,000
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 4,677,000
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,429,040
Total number of portfolio holdings	315
Total advisory fee paid (‘000s)	$4,677
Portfolio turnover rate as of the end of the reporting period	110%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		93%
Information Technology	12%
Financials	12%
Service	7%
Chemicals	6%
Aerospace	6%
Media / Telecom - Telecommunications	6%
Energy	6%
All other Leveraged Loans	38%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Securities		1%
Other (includes short-term investment)		1%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181219 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class A
Trading Symbol	SCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class A / SCIIX	$126	1.31%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively. Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to Fund performance were SAP, Shopify, Aon, Recruit, and TSMC. The largest detractors from Fund performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus SGA International Growth Fund (Class A/SCIIX) at NAV(1)	(7.20)%	3.34%	6.50%
Virtus SGA International Growth Fund (Class A/SCIIX) at POP(2),(3)	(12.31)%	2.18%	5.90%
MSCI All Country World ex USA Index (net)	5.53%	4.10%	4.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Mar. 08, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 371,177,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,972,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$371,177
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$2,972
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Health Care	22%
Information Technology	20%
Consumer Staples	15%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	5%
Other	7%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective March 8, 2024, a new expense limitation of 1.30% went into effect for Class A shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Expenses [Text Block]	Effective March 8, 2024, a new expense limitation of 1.30% went into effect for Class A shares.
Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000248388 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class C
Trading Symbol	VSGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class C / VSGEX	$160	2.06%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively.  Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to Fund performance were SAP, Shopify, Aon, Recruit, and TSMC. The largest detractors from Fund performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (March 8, 2024). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	Since Inception
Virtus SGA International Growth Fund (Class C/VSGEX) at NAV(1)and with CDSC(2)	(8.94)%
MSCI All Country World ex USA Index (net)	1.16%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Mar. 08, 2024
Material Change Date	Jan. 01, 2025
Net Assets	$ 371,177,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,972,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$371,177
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$2,972
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Health Care	22%
Information Technology	20%
Consumer Staples	15%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	5%
Other	7%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
The inception date for Class C shares is March 8, 2024. The expense limitation is 2.05%.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Expenses [Text Block]	The inception date for Class C shares is March 8, 2024. The expense limitation is 2.05%.
Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181220 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class I
Trading Symbol	STITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class I / STITX	$102	1.06%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively. Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to Fund performance were SAP, Shopify, Aon, Recruit, and TSMC. The largest detractors from Fund performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus SGA International Growth Fund (Class I/STITX) at NAV(1)	(6.95)%	3.61%	6.75%
MSCI All Country World ex USA Index (net)	5.53%	4.10%	4.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Mar. 08, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 371,177,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,972,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$371,177
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$2,972
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Health Care	22%
Information Technology	20%
Consumer Staples	15%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	5%
Other	7%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective March 8, 2024, a new expense limitation of 1.05% went into effect for Class I shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Expenses [Text Block]	Effective March 8, 2024, a new expense limitation of 1.05% went into effect for Class I shares.
Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181221 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Fund
Class Name	Class R6
Trading Symbol	SCIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class R6 / SCIZX	$93	0.96%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively. Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to Fund performance were SAP, Shopify, Aon, Recruit, and TSMC. The largest detractors from Fund performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (September 1, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus SGA International Growth Fund (Class R6/SCIZX) at NAV(1)	(6.89)%	3.70%	7.75%
MSCI All Country World ex USA Index (net)	5.53%	4.10%	5.90%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Sep. 01, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 371,177,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,972,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$371,177
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$2,972
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Health Care	22%
Information Technology	20%
Consumer Staples	15%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	5%
Other	7%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181238 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class A
Trading Symbol	STGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class A / STGIX	$64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the Index) also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Core Bond Fund (Class A/STGIX) at NAV(1)	1.02%	(0.41)%	1.06%
Virtus Seix Core Bond Fund (Class A/STGIX) at POP(2),(3)	(2.77)%	(1.17)%	0.67%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 68,416,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 21,000
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$68,416
Total number of portfolio holdings	144
Total advisory fee paid (‘000s)	$21
Portfolio turnover rate as of the end of the reporting period	177%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		38%
Corporate Bonds and Notes		19%
Financials	7%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		3%
Credit Card	2%
Other	1%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181239 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class I
Trading Symbol	STIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class I / STIGX	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the Index) also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Core Bond Fund (Class I/STIGX) at NAV(1)	1.06%	(0.27)%	1.20%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 68,416,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 21,000
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$68,416
Total number of portfolio holdings	144
Total advisory fee paid (‘000s)	$21
Portfolio turnover rate as of the end of the reporting period	177%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		38%
Corporate Bonds and Notes		19%
Financials	7%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		3%
Credit Card	2%
Other	1%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181240 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Core Bond Fund
Class Name	Class R6
Trading Symbol	STGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class R6 / STGZX	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the Index) also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 3, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Seix Core Bond Fund (Class R6/STGZX) at NAV(1)	1.20%	(0.13)%	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 03, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 68,416,000
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 21,000
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$68,416
Total number of portfolio holdings	144
Total advisory fee paid (‘000s)	$21
Portfolio turnover rate as of the end of the reporting period	177%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		38%
Corporate Bonds and Notes		19%
Financials	7%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		3%
Credit Card	2%
Other	1%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181187 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class A
Trading Symbol	CBPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class A / CBPSX	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market. The Fund’s decision to hold certain high yield securities was a modest contributor to relative performance.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector Allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class A/CBPSX) at NAV(1)	0.88%	(0.14)%	1.04%
Virtus Seix Total Return Bond Fund (Class A/CBPSX) at POP(2),(3)	(2.90)%	(0.90)%	0.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 130,231,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 114,000
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$130,231
Total number of portfolio holdings	141
Total advisory fee paid (‘000s)	$114
Portfolio turnover rate as of the end of the reporting period	149%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		35%
Corporate Bonds and Notes		21%
Financials	8%
Consumer Discretionary	3%
Industrials	3%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Credit Card	3%
Other	2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181188 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class I
Trading Symbol	SAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class I / SAMFX	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market. The Fund’s decision to hold certain high yield securities was a modest contributor to relative performance.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector Allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class I/SAMFX) at NAV(1)	1.13%	0.08%	1.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 130,231,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 114,000
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$130,231
Total number of portfolio holdings	141
Total advisory fee paid (‘000s)	$114
Portfolio turnover rate as of the end of the reporting period	149%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		35%
Corporate Bonds and Notes		21%
Financials	8%
Consumer Discretionary	3%
Industrials	3%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Credit Card	3%
Other	2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181189 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Total Return Bond Fund
Class Name	Class R6
Trading Symbol	SAMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class R6 / SAMZX	$31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market. The Fund’s decision to hold certain high yield securities was a modest contributor to relative performance.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector Allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class R6/SAMZX) at NAV(1)	1.28%	0.25%	1.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 130,231,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 114,000
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$130,231
Total number of portfolio holdings	141
Total advisory fee paid (‘000s)	$114
Portfolio turnover rate as of the end of the reporting period	149%

Holdings [Text Block]
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		35%
Corporate Bonds and Notes		21%
Financials	8%
Consumer Discretionary	3%
Industrials	3%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Credit Card	3%
Other	2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181209 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class A
Trading Symbol	STCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class A / STCIX	$120	1.03%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within health care, consumer staples, and communication services added the most to the Fund’s performance relative to its style-specific benchmark, the Russell 1000® Growth Index, while the industrials and consumer discretionary sectors were the largest relative detractors. The biggest contributors to relative investment performance over the 12-month period were NVIDIA, Royal Caribbean Group, Natera, and Meta Platforms. The biggest detractors from relative performance during the period were Tesla, Workday, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Natera	Positive	The company experienced explosive revenue growth in each of the four quarters of 2024 as demand for its healthcare screening and testing products, specifically in oncology, remained robust and exceeded investors’ expectations. This product demand drove Natera’s stock price higher throughout the year.

Tesla	Negative	Mid-year, the company’s revenue growth turned negative, driven by weaker demand for electric vehicles and increased competition in China. The stock was sold out of the Fund, only to rally later in the year as investors believed the election of Donald Trump might translate into future benefits for the company based on his positive relationship with founder Elon Musk.

Boeing	Negative	The company continued to experience quality control problems with several aircraft models, creating increased government scrutiny that slowed production. Additional issues related to a machinists’ strike further hampered aircraft production schedules. The lack of clarity about deliveries and production shutdowns negatively impacted revenue, earnings and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at NAV(1)	32.32%	18.53%	15.14%
Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at POP(2),(3)	25.05%	17.20%	14.49%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 207,738,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 846,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$207,738
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$846
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	47%
Consumer Discretionary	15%
Communication Services	14%
Health Care	9%
Financials	7%
Industrials	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 1.03% went into effect for Class A shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 1.03% went into effect for Class A shares.
Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181211 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class I
Trading Symbol	STCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class I / STCAX	$90	0.77%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within health care, consumer staples, and communication services added the most to the Fund’s performance relative to its style-specific benchmark, the Russell 1000® Growth Index, while the industrials and consumer discretionary sectors were the largest relative detractors. The biggest contributors to relative investment performance over the 12-month period were NVIDIA, Royal Caribbean Group, Natera, and Meta Platforms. The biggest detractors from relative performance during the period were Tesla, Workday, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Natera	Positive	The company experienced explosive revenue growth in each of the four quarters of 2024 as demand for its healthcare screening and testing products, specifically in oncology, remained robust and exceeded investors’ expectations. This product demand drove Natera’s stock price higher throughout the year.

Tesla	Negative	Mid-year, the company’s revenue growth turned negative, driven by weaker demand for electric vehicles and increased competition in China. The stock was sold out of the Fund, only to rally later in the year as investors believed the election of Donald Trump might translate into future benefits for the company based on his positive relationship with founder Elon Musk.

Boeing	Negative	The company continued to experience quality control problems with several aircraft models, creating increased government scrutiny that slowed production. Additional issues related to a machinists’ strike further hampered aircraft production schedules. The lack of clarity about deliveries and production shutdowns negatively impacted revenue, earnings and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class I/STCAX) at NAV(1)	32.87%	18.88%	15.46%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 207,738,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 846,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$207,738
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$846
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	47%
Consumer Discretionary	15%
Communication Services	14%
Health Care	9%
Financials	7%
Industrials	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.77% went into effect for Class I shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 0.77% went into effect for Class I shares.
Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181212 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Large-Cap Growth Stock Fund
Class Name	Class R6
Trading Symbol	STCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class R6 / STCZX	$84	0.72%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within health care, consumer staples, and communication services added the most to the Fund’s performance relative to its style-specific benchmark, the Russell 1000® Growth Index, while the industrials and consumer discretionary sectors were the largest relative detractors. The biggest contributors to relative investment performance over the 12-month period were NVIDIA, Royal Caribbean Group, Natera, and Meta Platforms. The biggest detractors from relative performance during the period were Tesla, Workday, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Natera	Positive	The company experienced explosive revenue growth in each of the four quarters of 2024 as demand for its healthcare screening and testing products, specifically in oncology, remained robust and exceeded investors’ expectations. This product demand drove Natera’s stock price higher throughout the year.

Tesla	Negative	Mid-year, the company’s revenue growth turned negative, driven by weaker demand for electric vehicles and increased competition in China. The stock was sold out of the Fund, only to rally later in the year as investors believed the election of Donald Trump might translate into future benefits for the company based on his positive relationship with founder Elon Musk.

Boeing	Negative	The company continued to experience quality control problems with several aircraft models, creating increased government scrutiny that slowed production. Additional issues related to a machinists’ strike further hampered aircraft production schedules. The lack of clarity about deliveries and production shutdowns negatively impacted revenue, earnings and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class R6/STCZX) at NAV(1)	32.91%	18.96%	15.57%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 207,738,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 846,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$207,738
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$846
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	47%
Consumer Discretionary	15%
Communication Services	14%
Health Care	9%
Financials	7%
Industrials	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.72% went into effect for Class R6 shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 0.72% went into effect for Class R6 shares.
Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181226 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class A / SASVX	$152	1.46%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in financials and real estate coupled with an underweight to health care contributed to outperformance relative to the Fund’s style-specific benchmark, the Russell 2000® Value Index. Stock selection within the information technology and consumer discretionary sectors detracted from returns for the year. The biggest stock-specific contributors to performance for the 12-month period were Perella Weinberg Partners, Louisiana-Pacific, UMB Financial, Valmont Industries, and Herc Holdings. The biggest detractors from performance during the period were BRP, NOV, Huntington Ingalls Industries, Iridium Communications, and Amkor Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Perella Weinberg Partners	Positive	Perella Weinberg, an investment bank/advisory firm, outperformed during the period, fueled in part by management noting a record high pending backlog of deals. While investor expectations were lofty heading into the fiscal year, deal announcements generally supported the high level of optimism. The stock received an additional boost following the U.S. presidential election.

Louisiana-Pacific	Positive	Louisiana-Pacific, a building materials manufacturer, rallied in mid-February due in part to expectations that interest rates would decline throughout 2024. Falling rates would be stimulative for home buying which is the primary end-market for the company’s siding products.

Iridium Communications	Negative	Iridium, a global satellite company, underperformed due to increased competition from the expansion of the Starlink satellite system. During the reporting period, the company's stock price suffered as investor sentiment about Iridium’s growth potential worsened.

Amkor Technology	Negative	Amkor, a semiconductor packaging firm, underperformed during the period due to weaker investor sentiment about the industry cycle's downturn in demand. The company struggled as its customers reduced their purchases during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at NAV(1)	8.67%	7.30%	6.82%
Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at POP(2),(3)	2.69%	6.09%	6.22%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Value Index	8.05%	7.29%	7.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 108,875,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 724,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$108,875
Total number of portfolio holdings	80
Total advisory fee paid (‘000s)	$724
Portfolio turnover rate as of the end of the reporting period	79%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Industrials	19%
Information Technology	10%
Real Estate	9%
Energy	9%
Materials	8%
Consumer Discretionary	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%.
Material Fund Change Adviser [Text Block]
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.

C000181227 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	STCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class C / STCEX	$189	1.81%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in financials and real estate coupled with an underweight to health care contributed to outperformance relative to the Fund’s style-specific benchmark, the Russell 2000® Value Index. Stock selection within the information technology and consumer discretionary sectors detracted from returns for the year. The biggest stock-specific contributors to performance for the 12-month period were Perella Weinberg Partners, Louisiana-Pacific, UMB Financial, Valmont Industries, and Herc Holdings. The biggest detractors from performance during the period were BRP, NOV, Huntington Ingalls Industries, Iridium Communications, and Amkor Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Perella Weinberg Partners	Positive	Perella Weinberg, an investment bank/advisory firm, outperformed during the period, fueled in part by management noting a record high pending backlog of deals. While investor expectations were lofty heading into the fiscal year, deal announcements generally supported the high level of optimism. The stock received an additional boost following the U.S. presidential election.

Louisiana-Pacific	Positive	Louisiana-Pacific, a building materials manufacturer, rallied in mid-February due in part to expectations that interest rates would decline throughout 2024. Falling rates would be stimulative for home buying which is the primary end-market for the company’s siding products.

Iridium Communications	Negative	Iridium, a global satellite company, underperformed due to increased competition from the expansion of the Starlink satellite system. During the reporting period, the company's stock price suffered as investor sentiment about Iridium’s growth potential worsened.

Amkor Technology	Negative	Amkor, a semiconductor packaging firm, underperformed during the period due to weaker investor sentiment about the industry cycle's downturn in demand. The company struggled as its customers reduced their purchases during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class C/STCEX) at NAV(1)and with CDSC(2)	8.35%	6.92%	6.41%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Value Index	8.05%	7.29%	7.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 108,875,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 724,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$108,875
Total number of portfolio holdings	80
Total advisory fee paid (‘000s)	$724
Portfolio turnover rate as of the end of the reporting period	79%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Industrials	19%
Information Technology	10%
Real Estate	9%
Energy	9%
Materials	8%
Consumer Discretionary	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%.
Material Fund Change Adviser [Text Block]
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.

C000181228 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	SCETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class I / SCETX	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in financials and real estate coupled with an underweight to health care contributed to outperformance relative to the Fund’s style-specific benchmark, the Russell 2000® Value Index. Stock selection within the information technology and consumer discretionary sectors detracted from returns for the year. The biggest stock-specific contributors to performance for the 12-month period were Perella Weinberg Partners, Louisiana-Pacific, UMB Financial, Valmont Industries, and Herc Holdings. The biggest detractors from performance during the period were BRP, NOV, Huntington Ingalls Industries, Iridium Communications, and Amkor Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Perella Weinberg Partners	Positive	Perella Weinberg, an investment bank/advisory firm, outperformed during the period, fueled in part by management noting a record high pending backlog of deals. While investor expectations were lofty heading into the fiscal year, deal announcements generally supported the high level of optimism. The stock received an additional boost following the U.S. presidential election.

Louisiana-Pacific	Positive	Louisiana-Pacific, a building materials manufacturer, rallied in mid-February due in part to expectations that interest rates would decline throughout 2024. Falling rates would be stimulative for home buying which is the primary end-market for the company’s siding products.

Iridium Communications	Negative	Iridium, a global satellite company, underperformed due to increased competition from the expansion of the Starlink satellite system. During the reporting period, the company's stock price suffered as investor sentiment about Iridium’s growth potential worsened.

Amkor Technology	Negative	Amkor, a semiconductor packaging firm, underperformed during the period due to weaker investor sentiment about the industry cycle's downturn in demand. The company struggled as its customers reduced their purchases during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class I/SCETX) at NAV(1)	9.00%	7.61%	7.14%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Value Index	8.05%	7.29%	7.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 108,875,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 724,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$108,875
Total number of portfolio holdings	80
Total advisory fee paid (‘000s)	$724
Portfolio turnover rate as of the end of the reporting period	79%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Industrials	19%
Information Technology	10%
Real Estate	9%
Energy	9%
Materials	8%
Consumer Discretionary	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%.
Effective January 1, 2025, a new expense limitation of 0.82% went into effect for Class I shares.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%. Effective January 1, 2025, a new expense limitation of 0.82% went into effect for Class I shares.
Material Fund Change Adviser [Text Block]
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.

C000211610 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Small-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	VVERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class R6 / VVERX	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in financials and real estate coupled with an underweight to health care contributed to outperformance relative to the Fund’s style-specific benchmark, the Russell 2000® Value Index. Stock selection within the information technology and consumer discretionary sectors detracted from returns for the year. The biggest stock-specific contributors to performance for the 12-month period were Perella Weinberg Partners, Louisiana-Pacific, UMB Financial, Valmont Industries, and Herc Holdings. The biggest detractors from performance during the period were BRP, NOV, Huntington Ingalls Industries, Iridium Communications, and Amkor Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Perella Weinberg Partners	Positive	Perella Weinberg, an investment bank/advisory firm, outperformed during the period, fueled in part by management noting a record high pending backlog of deals. While investor expectations were lofty heading into the fiscal year, deal announcements generally supported the high level of optimism. The stock received an additional boost following the U.S. presidential election.

Louisiana-Pacific	Positive	Louisiana-Pacific, a building materials manufacturer, rallied in mid-February due in part to expectations that interest rates would decline throughout 2024. Falling rates would be stimulative for home buying which is the primary end-market for the company’s siding products.

Iridium Communications	Negative	Iridium, a global satellite company, underperformed due to increased competition from the expansion of the Starlink satellite system. During the reporting period, the company's stock price suffered as investor sentiment about Iridium’s growth potential worsened.

Amkor Technology	Negative	Amkor, a semiconductor packaging firm, underperformed during the period due to weaker investor sentiment about the industry cycle's downturn in demand. The company struggled as its customers reduced their purchases during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (February 26, 2019). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Ceredex Small-Cap Value Equity Fund (Class R6/VVERX) at NAV(1)	9.34%	7.92%	7.40%
FT Wilshire 5000 Index	23.76%	14.10%	14.85%
Russell 2000® Value Index	8.05%	7.29%	7.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Feb. 26, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 108,875,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 724,000
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$108,875
Total number of portfolio holdings	80
Total advisory fee paid (‘000s)	$724
Portfolio turnover rate as of the end of the reporting period	79%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Industrials	19%
Information Technology	10%
Real Estate	9%
Energy	9%
Materials	8%
Consumer Discretionary	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%.
Effective January 1, 2025, a new expense limitation of 0.77% went into effect for Class R6 shares.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%. Effective January 1, 2025, a new expense limitation of 0.77% went into effect for Class R6 shares.
Material Fund Change Adviser [Text Block]
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.

C000181155 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SVIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class A / SVIIX	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio management team to provide potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care and information technology, as well as an underweight in financials, detracted from performance relative to the Fund’s style-specific benchmark, the Russell 1000® Value Index. Stock selection within communication services and materials were positive areas for the year. Additionally, an overweight to industrials contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvel Technology, JPMorgan Chase, Walt Disney, Expand Energy, and Raymond James Financial. The biggest detractors from performance during the period were Nucor, Schlumberger, Intel, CDW, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
JPMorgan Chase	Positive	The company posted solid earnings results throughout the year, generally beating expectations and providing optimistic fundamental outlooks despite the volatile macroeconomic environment. Despite selling off mid-year, along with other banks, as Kamala Harris rose in presidential polls, the stock reversed its losses as polls flipped and Donald Trump was elected President.

CDW	Negative	CDW underperformed on weak results given the lack of a rebound in information technology (IT) spending. The company continued to see cautious customer behavior, which also impacted stock performance.
Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at NAV(1)	10.26%	7.00%	7.58%
Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at POP(2),(3)	4.20%	5.79%	6.97%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Value Index	14.37%	8.68%	8.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 602,801,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,838,000
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$602,801
Total number of portfolio holdings	49
Total advisory fee paid (‘000s)	$3,838
Portfolio turnover rate as of the end of the reporting period	112%

Holdings [Text Block]
Asset Allocation(1)
Industrials	21%
Financials	16%
Information Technology	11%
Health Care	11%
Materials	10%
Consumer Discretionary	8%
Energy	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181156 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SVIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class C / SVIFX	$180	1.72%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio management team to provide potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care and information technology, as well as an underweight in financials, detracted from performance relative to the Fund’s style-specific benchmark, the Russell 1000® Value Index. Stock selection within communication services and materials were positive areas for the year. Additionally, an overweight to industrials contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvel Technology, JPMorgan Chase, Walt Disney, Expand Energy, and Raymond James Financial. The biggest detractors from performance during the period were Nucor, Schlumberger, Intel, CDW, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
JPMorgan Chase	Positive	The company posted solid earnings results throughout the year, generally beating expectations and providing optimistic fundamental outlooks despite the volatile macroeconomic environment. Despite selling off mid-year, along with other banks, as Kamala Harris rose in presidential polls, the stock reversed its losses as polls flipped and Donald Trump was elected President.

CDW	Negative	CDW underperformed on weak results given the lack of a rebound in information technology (IT) spending. The company continued to see cautious customer behavior, which also impacted stock performance.
Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class C/SVIFX) at NAV(1)and with CDSC(2)	9.68%	6.48%	7.07%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Value Index	14.37%	8.68%	8.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 602,801,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,838,000
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$602,801
Total number of portfolio holdings	49
Total advisory fee paid (‘000s)	$3,838
Portfolio turnover rate as of the end of the reporting period	112%

Holdings [Text Block]
Asset Allocation(1)
Industrials	21%
Financials	16%
Information Technology	11%
Health Care	11%
Materials	10%
Consumer Discretionary	8%
Energy	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181157 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	STVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class I / STVTX	$102	0.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio management team to provide potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care and information technology, as well as an underweight in financials, detracted from performance relative to the Fund’s style-specific benchmark, the Russell 1000® Value Index. Stock selection within communication services and materials were positive areas for the year. Additionally, an overweight to industrials contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvel Technology, JPMorgan Chase, Walt Disney, Expand Energy, and Raymond James Financial. The biggest detractors from performance during the period were Nucor, Schlumberger, Intel, CDW, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
JPMorgan Chase	Positive	The company posted solid earnings results throughout the year, generally beating expectations and providing optimistic fundamental outlooks despite the volatile macroeconomic environment. Despite selling off mid-year, along with other banks, as Kamala Harris rose in presidential polls, the stock reversed its losses as polls flipped and Donald Trump was elected President.

CDW	Negative	CDW underperformed on weak results given the lack of a rebound in information technology (IT) spending. The company continued to see cautious customer behavior, which also impacted stock performance.
Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class I/STVTX) at NAV(1)	10.51%	7.27%	7.87%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Value Index	14.37%	8.68%	8.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 602,801,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,838,000
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$602,801
Total number of portfolio holdings	49
Total advisory fee paid (‘000s)	$3,838
Portfolio turnover rate as of the end of the reporting period	112%

Holdings [Text Block]
Asset Allocation(1)
Industrials	21%
Financials	16%
Information Technology	11%
Health Care	11%
Materials	10%
Consumer Discretionary	8%
Energy	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181158 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Large-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	STVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class R6 / STVZX	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio management team to provide potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care and information technology, as well as an underweight in financials, detracted from performance relative to the Fund’s style-specific benchmark, the Russell 1000® Value Index. Stock selection within communication services and materials were positive areas for the year. Additionally, an overweight to industrials contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvel Technology, JPMorgan Chase, Walt Disney, Expand Energy, and Raymond James Financial. The biggest detractors from performance during the period were Nucor, Schlumberger, Intel, CDW, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
JPMorgan Chase	Positive	The company posted solid earnings results throughout the year, generally beating expectations and providing optimistic fundamental outlooks despite the volatile macroeconomic environment. Despite selling off mid-year, along with other banks, as Kamala Harris rose in presidential polls, the stock reversed its losses as polls flipped and Donald Trump was elected President.

CDW	Negative	CDW underperformed on weak results given the lack of a rebound in information technology (IT) spending. The company continued to see cautious customer behavior, which also impacted stock performance.
Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class R6/STVZX) at NAV(1)	10.87%	7.55%	8.15%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Value Index	14.37%	8.68%	8.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 602,801,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,838,000
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$602,801
Total number of portfolio holdings	49
Total advisory fee paid (‘000s)	$3,838
Portfolio turnover rate as of the end of the reporting period	112%

Holdings [Text Block]
Asset Allocation(1)
Industrials	21%
Financials	16%
Information Technology	11%
Health Care	11%
Materials	10%
Consumer Discretionary	8%
Energy	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181173 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	SISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class A / SISIX	$67	0.67%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocations to cash and leasing along with underweights in local general obligation bonds (GO) and education positively contributed to performance relative to the Bloomberg Municipal 1-15 Yr Blend (1-17) Index (the Index) for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), healthcare, and housing, as well as overweights in water/sewer, special tax, state GO, power, and transportation detracted from performance. Security selections in state GO, transportation, local GO, education, leasing, power, special tax, healthcare, water/sewer, housing, and IDR positively contributed to performance. There was no negative contribution from security selection during the fiscal year. The biggest contributors to performance during the 12-month period were holdings of Energy Northwest, Ohio GO, California GO, and Washington GO. The biggest detractors from performance during the period were Chicago Wastewater, Illinois GO, Orange County School Certificates of Participation (COPS), and Florida Muni Power. The following table outlines key factors that materially affected the Fund’s relative performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong airport and toll road performance	Positive	As the impact of Covid faded, airport and toll road credits outperformed due to strong volumes and numerous upgrades. Fund performance benefitted from strong security selection within the transportation sector owing to our weighting towards these two subsectors.

The municipal yield curve steepened, with shorter-term bonds outperforming longer-term bonds	Mixed	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the Fed) would start cutting interest rates. The Fund benefitted from cash exposure, but was underweight to the 1- and 3- year parts of the yield curve, which detracted from performance.

Industrial revenue bonds outperformed	Negative	With strong inflows into high yield municipal funds, investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund was overweight A- and BBB-rated securities versus the Index, and benefitted from spread tightening.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at NAV(1)	1.15%	0.95%	1.73%
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at POP(2),(3)	(1.63)%	0.39%	1.45%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg Municipal 1-15 Yr Blend (1-17) Index	0.88%	1.08%	2.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 129,389,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 203,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$129,389
Total number of portfolio holdings	82
Total advisory fee paid (‘000s)	$203
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	99%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181174 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class Name	Class I
Trading Symbol	STTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class I / STTBX	$52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocations to cash and leasing along with underweights in local general obligation bonds (GO) and education positively contributed to performance relative to the Bloomberg Municipal 1-15 Yr Blend (1-17) Index (the Index) for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), healthcare, and housing, as well as overweights in water/sewer, special tax, state GO, power, and transportation detracted from performance. Security selections in state GO, transportation, local GO, education, leasing, power, special tax, healthcare, water/sewer, housing, and IDR positively contributed to performance. There was no negative contribution from security selection during the fiscal year. The biggest contributors to performance during the 12-month period were holdings of Energy Northwest, Ohio GO, California GO, and Washington GO. The biggest detractors from performance during the period were Chicago Wastewater, Illinois GO, Orange County School Certificates of Participation (COPS), and Florida Muni Power. The following table outlines key factors that materially affected the Fund’s relative performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong airport and toll road performance	Positive	As the impact of Covid faded, airport and toll road credits outperformed due to strong volumes and numerous upgrades. Fund performance benefitted from strong security selection within the transportation sector owing to our weighting towards these two subsectors.

The municipal yield curve steepened, with shorter-term bonds outperforming longer-term bonds	Mixed	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the Fed) would start cutting interest rates. The Fund benefitted from cash exposure, but was underweight to the 1- and 3- year parts of the yield curve, which detracted from performance.

Industrial revenue bonds outperformed	Negative	With strong inflows into high yield municipal funds, investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund was overweight A- and BBB-rated securities versus the Index, and benefitted from spread tightening.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class I/STTBX) at NAV(1)	1.21%	1.10%	1.89%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg Municipal 1-15 Yr Blend (1-17) Index	0.88%	1.08%	2.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 129,389,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 203,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$129,389
Total number of portfolio holdings	82
Total advisory fee paid (‘000s)	$203
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	99%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 0.50% went into effect for Class I shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, a new expense limitation of 0.50% went into effect for Class I shares.
Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181196 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SAMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class A / SAMVX	$135	1.29%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care, information technology, and energy detracted from performance relative to the Fund’s style-specific benchmark, the Russell Midcap® Value Index. Stock selection within the utilities and materials sectors were positive areas for the year. Additionally, an underweight to health care contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvell Technology, Dell Technologies, First Citizens Bancshares, Capital One Financial, and Vistra. The biggest detractors from performance during the period were Teradyne, Bath & Body Works, Jabil, Microchip Technology, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
Dell Technologies	Positive	Improving investor sentiment and reaching the bottom of the personal computer replacement cycle coupled with the upside from artificial intelligence (AI) in Dell’s server business drove outperformance for the 12-month period.

Microchip Technology	Negative	The stock underperformed as the company demonstrated continued weakness in key end markets. In addition, investors continued to lengthen their perception of the timing for a recovery in the share price.

Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at NAV(1)	9.76%	5.72%	7.24%
Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at POP(2),(3)	3.73%	4.53%	6.63%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,676,409,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 13,427,000
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,676,409
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$13,427
Portfolio turnover rate as of the end of the reporting period	141%

Holdings [Text Block]
Asset Allocation(1)
Industrials	23%
Information Technology	20%
Financials	17%
Materials	10%
Consumer Discretionary	9%
Energy	8%
Real Estate	7%
Other (includes short-term investment)	6%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181197 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class C / SMVFX	$184	1.76%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care, information technology, and energy detracted from performance relative to the Fund’s style-specific benchmark, the Russell Midcap® Value Index. Stock selection within the utilities and materials sectors were positive areas for the year. Additionally, an underweight to health care contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvell Technology, Dell Technologies, First Citizens Bancshares, Capital One Financial, and Vistra. The biggest detractors from performance during the period were Teradyne, Bath & Body Works, Jabil, Microchip Technology, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
Dell Technologies	Positive	Improving investor sentiment and reaching the bottom of the personal computer replacement cycle coupled with the upside from artificial intelligence (AI) in Dell’s server business drove outperformance for the 12-month period.

Microchip Technology	Negative	The stock underperformed as the company demonstrated continued weakness in key end markets. In addition, investors continued to lengthen their perception of the timing for a recovery in the share price.

Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class C/SMVFX) at NAV(1)and with CDSC(2)	9.17%	5.21%	6.76%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,676,409,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 13,427,000
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,676,409
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$13,427
Portfolio turnover rate as of the end of the reporting period	141%

Holdings [Text Block]
Asset Allocation(1)
Industrials	23%
Information Technology	20%
Financials	17%
Materials	10%
Consumer Discretionary	9%
Energy	8%
Real Estate	7%
Other (includes short-term investment)	6%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181198 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class I
Trading Symbol	SMVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class I / SMVTX	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care, information technology, and energy detracted from performance relative to the Fund’s style-specific benchmark, the Russell Midcap® Value Index. Stock selection within the utilities and materials sectors were positive areas for the year. Additionally, an underweight to health care contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvell Technology, Dell Technologies, First Citizens Bancshares, Capital One Financial, and Vistra. The biggest detractors from performance during the period were Teradyne, Bath & Body Works, Jabil, Microchip Technology, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
Dell Technologies	Positive	Improving investor sentiment and reaching the bottom of the personal computer replacement cycle coupled with the upside from artificial intelligence (AI) in Dell’s server business drove outperformance for the 12-month period.

Microchip Technology	Negative	The stock underperformed as the company demonstrated continued weakness in key end markets. In addition, investors continued to lengthen their perception of the timing for a recovery in the share price.

Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class I/SMVTX) at NAV(1)	9.95%	6.00%	7.55%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,676,409,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 13,427,000
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,676,409
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$13,427
Portfolio turnover rate as of the end of the reporting period	141%

Holdings [Text Block]
Asset Allocation(1)
Industrials	23%
Information Technology	20%
Financials	17%
Materials	10%
Consumer Discretionary	9%
Energy	8%
Real Estate	7%
Other (includes short-term investment)	6%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181199 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Ceredex Mid-Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	SMVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class R6 / SMVZX	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care, information technology, and energy detracted from performance relative to the Fund’s style-specific benchmark, the Russell Midcap® Value Index. Stock selection within the utilities and materials sectors were positive areas for the year. Additionally, an underweight to health care contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvell Technology, Dell Technologies, First Citizens Bancshares, Capital One Financial, and Vistra. The biggest detractors from performance during the period were Teradyne, Bath & Body Works, Jabil, Microchip Technology, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
Dell Technologies	Positive	Improving investor sentiment and reaching the bottom of the personal computer replacement cycle coupled with the upside from artificial intelligence (AI) in Dell’s server business drove outperformance for the 12-month period.

Microchip Technology	Negative	The stock underperformed as the company demonstrated continued weakness in key end markets. In addition, investors continued to lengthen their perception of the timing for a recovery in the share price.

Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class R6/SMVZX) at NAV(1)	10.24%	6.25%	7.83%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,676,409,000
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 13,427,000
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,676,409
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$13,427
Portfolio turnover rate as of the end of the reporting period	141%

Holdings [Text Block]
Asset Allocation(1)
Industrials	23%
Information Technology	20%
Financials	17%
Materials	10%
Consumer Discretionary	9%
Energy	8%
Real Estate	7%
Other (includes short-term investment)	6%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181224 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class A
Trading Symbol	SAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class A / SAGAX	$147	1.25%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that demonstrate financial flexibility and experienced management teams. During the fiscal year, positive stock selection and sector overweights within consumer discretionary and communication services contributed to the Fund’s performance relative to its style-specific benchmark, the Russell 3000® Growth Index. Stock selection in financials and industrials was also a positive factor. However, underweight positions in information technology and stock selection in consumer staples detracted from the Fund’s performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Amazon.com, Meta Platforms, Tesla, and Netflix. The largest detractors from performance during the period were Snowflake, DoubleVerify Holdings, Exact Sciences, Evolent Health, and BILL Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth companies that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. While rates began to come down in August, through the end of the period the decreases had not yet benefited companies that require capital from outside sources.

Artificial intelligence (AI) advancements	Positive	The growth of AI benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology. The second half of the year saw many companies report positive returns on investment from AI initiatives. This created a tailwind for companies beyond the hardware providers, broadening out to the distributors and beneficiaries of AI.

Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending. While job openings declined a bit through the year, the amount was still higher than pre-pandemic levels, signaling strong labor demand through the year and bolstering spending by consumers.

Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions. Many companies scaled back acquisition plans due to prolonged legal discovery periods and the unfavorable environment of other mergers in the news.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at NAV(1)	35.48%	14.45%	15.33%
Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at POP(2),(3)	28.03%	13.16%	14.67%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 540,541,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,783,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$540,541
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$3,783
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	32%
Consumer Discretionary	26%
Communication Services	16%
Industrials	11%
Health Care	8%
Consumer Staples	3%
Financials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000181225 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class I
Trading Symbol	SCATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class I / SCATX	$118	1.00%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that demonstrate financial flexibility and experienced management teams. During the fiscal year, positive stock selection and sector overweights within consumer discretionary and communication services contributed to the Fund’s performance relative to its style-specific benchmark, the Russell 3000® Growth Index. Stock selection in financials and industrials was also a positive factor. However, underweight positions in information technology and stock selection in consumer staples detracted from the Fund’s performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Amazon.com, Meta Platforms, Tesla, and Netflix. The largest detractors from performance during the period were Snowflake, DoubleVerify Holdings, Exact Sciences, Evolent Health, and BILL Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth companies that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. While rates began to come down in August, through the end of the period the decreases had not yet benefited companies that require capital from outside sources.

Artificial intelligence (AI) advancements	Positive	The growth of AI benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology. The second half of the year saw many companies report positive returns on investment from AI initiatives. This created a tailwind for companies beyond the hardware providers, broadening out to the distributors and beneficiaries of AI.

Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending. While job openings declined a bit through the year, the amount was still higher than pre-pandemic levels, signaling strong labor demand through the year and bolstering spending by consumers.

Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions. Many companies scaled back acquisition plans due to prolonged legal discovery periods and the unfavorable environment of other mergers in the news.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Zevenbergen Innovative Growth Stock Fund (Class I/SCATX) at NAV(1)	35.81%	14.74%	15.59%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 540,541,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,783,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$540,541
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$3,783
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	32%
Consumer Discretionary	26%
Communication Services	16%
Industrials	11%
Health Care	8%
Consumer Staples	3%
Financials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000224214 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Innovative Growth Stock Fund
Class Name	Class R6
Trading Symbol	VZGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class R6 / VZGRX	$106	0.90%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that demonstrate financial flexibility and experienced management teams. During the fiscal year, positive stock selection and sector overweights within consumer discretionary and communication services contributed to the Fund’s performance relative to its style-specific benchmark, the Russell 3000® Growth Index. Stock selection in financials and industrials was also a positive factor. However, underweight positions in information technology and stock selection in consumer staples detracted from the Fund’s performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Amazon.com, Meta Platforms, Tesla, and Netflix. The largest detractors from performance during the period were Snowflake, DoubleVerify Holdings, Exact Sciences, Evolent Health, and BILL Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth companies that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. While rates began to come down in August, through the end of the period the decreases had not yet benefited companies that require capital from outside sources.

Artificial intelligence (AI) advancements	Positive	The growth of AI benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology. The second half of the year saw many companies report positive returns on investment from AI initiatives. This created a tailwind for companies beyond the hardware providers, broadening out to the distributors and beneficiaries of AI.

Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending. While job openings declined a bit through the year, the amount was still higher than pre-pandemic levels, signaling strong labor demand through the year and bolstering spending by consumers.

Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions. Many companies scaled back acquisition plans due to prolonged legal discovery periods and the unfavorable environment of other mergers in the news.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 20, 2020). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	Since Inception
Virtus Zevenbergen Innovative Growth Stock Fund (Class R6/VZGRX) at NAV(1)	35.93%	1.05%
FT Wilshire 5000 Index	23.76%	14.71%
Russell 3000® Growth Index	32.46%	15.48%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Oct. 20, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 540,541,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,783,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$540,541
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$3,783
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	32%
Consumer Discretionary	26%
Communication Services	16%
Industrials	11%
Health Care	8%
Consumer Staples	3%
Financials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.